Significant Accounting Policies (Schedule Of Cash Flow Derivatives On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 1,393	$ (2,406)	$ 3,090
Options [Member]
Derivative [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	240	(1,177)	662
Forwards [Member]
Derivative [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 1,153	$ (1,229)	$ 2,428